Net Income (Expense) from Financial Operations - Schedule of Trading and Investment Income Recognized (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure net trading and investment income [abstract]
Trading instruments (securities)	$ (12,767)	$ 15,224
Financial derivative contracts (trading)	32,102	139,367
Sale of loans and accounts receivable from customers	5,172	(458)
Net gain on sale of financial instruments at fair value through other comprehensive income	757	51,517
Others	9,556	(1,477)
Total	$ 34,820	$ 204,173